Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.2%
ANZ Group Holdings Ltd.	6,737,793	$128,841,803
APA Group	2,918,712	15,358,185
ASX Ltd.	218,942	9,914,114
BHP Group Ltd.	11,473,329	273,451,327
BlueScope Steel Ltd.	989,442	15,154,749
Coles Group Ltd.	1,969,303	26,742,752
Fortescue Ltd.	3,831,935	39,575,025
Goodman Group	1,610,261	30,826,572
GPT Group (The)	4,322,055	12,812,095
Insurance Australia Group Ltd.	5,344,866	28,073,743
Medibank Pvt Ltd.	6,227,474	18,525,020
National Australia Bank Ltd.	6,954,063	160,574,209
Origin Energy Ltd.	2,003,427	13,655,369
QBE Insurance Group Ltd.	2,209,727	30,538,254
Rio Tinto Ltd.	839,576	62,814,748
Santos Ltd.	7,363,400	28,307,582
Scentre Group	11,802,495	27,343,356
South32 Ltd.	3,585,834	6,179,450
Stockland	5,412,886	19,022,157
Suncorp Group Ltd.	2,453,105	31,900,385
Telstra Group Ltd.	9,141,914	26,384,442
Vicinity Ltd.	8,726,701	13,197,847
Washington H Soul Pattinson & Co. Ltd.	538,979	12,829,088
Westpac Banking Corp.	7,751,206	162,660,301
Woodside Energy Group Ltd.	4,295,236	55,988,969
Woolworths Group Ltd.	1,797,123	36,270,675
		1,286,942,217
Austria — 0.3%
Erste Group Bank AG	696,205	47,148,122
OMV AG	331,736	17,151,949
		64,300,071
Belgium — 0.8%
Ageas SA	338,645	21,238,539
Anheuser-Busch InBev SA	1,016,040	66,966,132
Groupe Bruxelles Lambert NV	188,440	15,545,190
KBC Group NV	518,554	47,815,221
Sofina SA	34,833	9,732,068
Syensqo SA	166,232	11,891,038
		173,188,188
China — 0.0%
Wharf Holdings Ltd. (The)(a)	1,523,276	3,826,316
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	6,677	11,411,395
AP Moller - Maersk A/S, Class B, NVS(a)	10,349	17,819,781
Carlsberg A/S, Class B	75,511	10,288,649
Danske Bank A/S	1,557,716	54,656,446
Tryg A/S	766,597	18,289,429
Vestas Wind Systems A/S	798,107	10,640,522
Zealand Pharma A/S(b)	50,610	3,579,448
		126,685,670
Finland — 1.2%
Elisa OYJ	320,563	17,101,402
Fortum OYJ	1,041,942	17,469,776
Kesko OYJ, Class B	615,882	14,139,925
Kone OYJ, Class B	500,971	31,026,040
Neste OYJ	956,656	9,923,712
Nokia OYJ	12,045,934	60,219,708
Orion OYJ, Class B	159,219	9,968,945
Sampo OYJ, Class A	5,471,865	54,820,453
Security	Shares	Value
Finland (continued)
Stora Enso OYJ, Class R	1,315,388	$12,217,834
UPM-Kymmene OYJ	1,205,280	31,923,167
		258,810,962
France — 10.8%
Aeroports de Paris SA	78,248	9,784,657
Amundi SA(c)	139,204	10,995,890
ArcelorMittal SA	1,063,013	31,435,134
Arkema SA	128,994	9,806,829
AXA SA	4,006,559	189,493,789
BNP Paribas SA	2,301,335	194,990,910
Bollore SE	1,612,366	9,973,163
Bouygues SA	428,457	18,832,957
Carrefour SA	1,228,736	18,951,669
Cie de Saint-Gobain SA	1,015,628	110,417,035
Cie Generale des Etablissements Michelin SCA	1,517,181	55,476,848
Covivio SA/France	125,603	7,043,173
Credit Agricole SA	2,406,780	45,142,975
Danone SA	1,459,806	125,611,080
Dassault Aviation SA	21,954	7,915,879
Eiffage SA	162,782	22,150,193
Engie SA	4,124,202	85,240,381
EssilorLuxottica SA	235,357	67,818,822
Eurazeo SE	94,771	6,929,614
Euronext NV(c)	115,103	19,239,142
Gecina SA	103,970	10,673,416
Getlink SE	442,186	8,396,323
Ipsen SA	85,372	9,929,027
Kering SA	168,115	34,203,442
Klepierre SA	484,954	17,750,848
Legrand SA	207,430	22,796,518
Orange SA	4,211,454	61,099,954
Pernod Ricard SA	456,906	49,526,536
Publicis Groupe SA	518,037	52,708,705
Renault SA	434,422	23,072,666
Rexel SA	504,918	14,028,453
Sanofi SA	2,570,606	281,203,292
Societe Generale SA	1,626,422	84,799,968
Sodexo SA	199,774	12,681,016
Teleperformance SE	121,292	13,300,279
TotalEnergies SE	4,879,565	277,916,596
Unibail-Rodamco-Westfield, New	274,386	23,228,159
Veolia Environnement SA	1,591,057	58,111,870
Vinci SA	1,116,694	156,859,011
		2,259,536,219
Germany — 10.3%
Allianz SE, Registered	873,217	361,142,210
BASF SE	2,018,211	103,068,950
Bayer AG, Registered	2,222,754	58,252,125
Bayerische Motoren Werke AG	655,985	55,638,992
Commerzbank AG	1,392,989	36,868,987
Continental AG	249,205	19,481,512
Covestro AG, NVS(b)	142,314	9,576,497
Daimler Truck Holding AG	1,074,365	43,164,201
Deutsche Bank AG, Registered	2,724,541	71,438,396
Deutsche Lufthansa AG, Registered	1,357,802	9,756,680
Deutsche Post AG, Registered	2,170,794	92,753,679
Deutsche Telekom AG, Registered	7,892,920	283,494,224
E.ON SE	5,076,767	88,790,577
Evonik Industries AG	577,977	12,988,788
Fresenius Medical Care AG	464,601	23,636,842
Fresenius SE & Co. KGaA(b)	956,060	45,409,900

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Heidelberg Materials AG	308,865	$61,746,276
Henkel AG & Co. KGaA	235,661	16,632,984
LEG Immobilien SE	168,084	14,248,344
Mercedes-Benz Group AG	1,633,020	97,636,322
MTU Aero Engines AG	42,522	14,717,098
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	302,465	207,070,408
RWE AG	1,430,355	55,546,617
Siemens AG, Registered	1,117,055	257,214,672
Siemens Energy AG(b)	506,682	39,107,573
Talanx AG(b)	145,772	16,729,979
Vonovia SE	1,675,822	55,587,175
		2,151,700,008
Hong Kong — 1.8%
AIA Group Ltd.	8,541,800	64,002,953
BOC Hong Kong Holdings Ltd.	8,367,500	34,711,571
CK Asset Holdings Ltd.	4,328,000	17,681,448
CK Hutchison Holdings Ltd.	6,062,500	34,186,909
CLP Holdings Ltd.	3,763,500	32,090,011
Hang Seng Bank Ltd.	1,705,400	23,805,308
Henderson Land Development Co. Ltd.	3,255,794	9,233,235
HKT Trust & HKT Ltd., Class SS	8,568,000	12,192,086
Hongkong Land Holdings Ltd.	2,495,100	12,211,019
Jardine Matheson Holdings Ltd.(a)	361,600	16,067,717
Link REIT	5,876,760	27,514,139
Power Assets Holdings Ltd.	3,216,000	21,268,039
Sino Land Co. Ltd.	9,140,000	9,393,179
Sun Hung Kai Properties Ltd.	3,284,500	31,158,119
Swire Pacific Ltd., Class A	910,000	7,869,371
WH Group Ltd.(c)	18,797,000	16,808,414
Wharf Real Estate Investment Co. Ltd.	3,775,419	9,029,101
		379,222,619
Ireland — 0.3%
AIB Group PLC	5,020,298	33,741,727
Bank of Ireland Group PLC	2,263,946	26,582,023
		60,323,750
Israel — 0.9%
Azrieli Group Ltd.	96,787	7,046,517
Bank Hapoalim BM	2,842,435	41,694,516
Bank Leumi Le-Israel BM	3,392,824	48,181,590
Elbit Systems Ltd.	21,336	8,203,266
ICL Group Ltd.	1,757,108	11,729,441
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	2,787,674	20,822,481
Mizrahi Tefahot Bank Ltd.	348,798	17,662,255
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	2,536,111	39,335,082
		194,675,151
Italy — 4.5%
Banco BPM SpA	2,909,360	32,475,782
BPER Banca SpA	2,243,759	18,223,999
Enel SpA	18,452,462	159,963,898
Eni SpA	4,820,701	69,039,853
FinecoBank Banca Fineco SpA	1,380,939	27,633,867
Generali	2,126,274	77,710,500
Intesa Sanpaolo SpA	34,170,972	182,414,388
Mediobanca Banca di Credito Finanziario SpA	1,125,842	23,027,995
Nexi SpA(b)(c)	1,100,084	6,425,655
Poste Italiane SpA(c)	1,029,668	20,899,376
Snam SpA	4,559,055	26,166,603
Stellantis NV	4,588,404	42,697,062
Telecom Italia SpA/Milano(b)	22,502,473	8,911,752
Security	Shares	Value
Italy (continued)
Tenaris SA, NVS	932,049	$15,541,859
Terna - Rete Elettrica Nazionale	3,230,308	32,121,564
UniCredit SpA	3,157,325	183,695,882
Unipol Gruppo SpA	867,735	15,564,311
		942,514,346
Japan — 22.0%
AGC Inc.	440,500	13,753,242
Aisin Corp.	1,185,300	15,054,870
Asahi Kasei Corp.	2,836,300	19,765,440
Astellas Pharma Inc.	4,086,300	40,920,801
Bandai Namco Holdings Inc.	874,300	30,384,125
Bridgestone Corp.	1,289,400	53,916,457
Central Japan Railway Co.	1,746,800	36,759,405
Chiba Bank Ltd. (The)	1,286,700	11,440,666
Chubu Electric Power Co. Inc.	1,489,500	19,341,635
Concordia Financial Group Ltd.	2,363,200	15,285,069
Dai Nippon Printing Co. Ltd.	874,800	12,193,598
Dai-ichi Life Holdings Inc.	8,186,700	59,111,629
Daito Trust Construction Co. Ltd.	132,500	14,752,156
Daiwa House Industry Co. Ltd.	1,266,300	45,818,435
Daiwa Securities Group Inc.	3,016,200	19,834,302
Denso Corp.	1,492,500	19,271,054
East Japan Railway Co.	2,050,000	44,437,588
Eisai Co. Ltd.	593,500	17,154,503
ENEOS Holdings Inc.	6,184,350	29,772,873
FUJIFILM Holdings Corp.	1,645,400	33,701,692
Hankyu Hanshin Holdings Inc.	512,300	14,611,911
Honda Motor Co. Ltd.	10,148,500	103,258,346
Hoshizaki Corp.	86,300	3,669,140
Hulic Co. Ltd.	1,036,100	10,834,397
Idemitsu Kosan Co. Ltd.	1,322,815	8,197,500
Inpex Corp.	1,990,300	24,897,642
Isuzu Motors Ltd.	1,274,600	17,141,373
Japan Airlines Co. Ltd.	325,700	5,900,839
Japan Exchange Group Inc.	784,500	8,728,160
Japan Post Bank Co. Ltd.	4,090,100	42,054,176
Japan Post Holdings Co. Ltd.	4,343,900	42,223,850
Japan Post Insurance Co. Ltd.	429,000	8,624,254
Japan Tobacco Inc.	2,713,500	83,597,608
JFE Holdings Inc.	1,295,900	15,092,075
Kajima Corp.	896,600	21,408,694
Kansai Electric Power Co. Inc. (The)	1,430,300	17,621,920
Kao Corp.	684,900	29,328,463
Kawasaki Kisen Kaisha Ltd.	837,600	11,487,101
KDDI Corp.	6,938,800	122,980,568
Kirin Holdings Co. Ltd.	1,756,000	26,562,451
Komatsu Ltd.	2,039,900	58,993,020
Kubota Corp.	2,209,700	25,677,573
Kyocera Corp.	2,903,200	34,407,935
Kyowa Kirin Co. Ltd.	532,700	8,317,900
LY Corp.	6,462,600	24,441,685
Marubeni Corp.	3,192,100	56,591,644
MatsukiyoCocokara & Co.	752,000	13,804,180
MEIJI Holdings Co. Ltd.	540,100	13,279,353
Mitsubishi Chemical Group Corp.	3,055,600	14,854,970
Mitsubishi Corp.	7,731,300	146,790,943
Mitsubishi Electric Corp.	4,300,600	83,196,802
Mitsubishi Estate Co. Ltd.	2,400,800	42,172,393
Mitsubishi HC Capital Inc.	1,981,400	14,016,694
Mitsubishi UFJ Financial Group Inc.	25,923,600	326,614,582
Mitsui & Co. Ltd.	5,707,200	115,405,978
Mitsui Fudosan Co. Ltd.	5,978,200	59,247,828

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsui OSK Lines Ltd.	779,900	$25,973,650
Mizuho Financial Group Inc.	5,454,820	136,384,747
MS&AD Insurance Group Holdings Inc.	1,019,924	23,182,666
Murata Manufacturing Co. Ltd.	2,449,000	34,889,823
NEC Corp.	1,033,000	25,146,131
Nintendo Co. Ltd.	2,496,200	207,234,502
Nippon Building Fund Inc.	17,217	15,980,979
Nippon Steel Corp.	2,184,100	45,970,295
Nippon Telegraph & Telephone Corp.	67,569,600	70,628,913
Nippon Yusen KK	988,900	32,310,232
Nissan Motor Co. Ltd.(b)	5,014,800	11,938,376
Nomura Holdings Inc.	6,795,900	37,877,362
Obayashi Corp.	1,468,400	22,782,482
Olympus Corp.	1,686,400	22,096,884
Ono Pharmaceutical Co. Ltd.	839,900	9,668,028
ORIX Corp.	2,606,800	52,292,484
Osaka Gas Co. Ltd.	823,100	20,872,218
Otsuka Corp.	257,100	5,702,236
Panasonic Holdings Corp.	5,265,100	60,369,439
Rakuten Group Inc.(b)	1,193,100	7,034,909
Renesas Electronics Corp.	3,801,500	44,611,583
Resona Holdings Inc.	4,728,400	37,930,244
Ricoh Co. Ltd.	1,190,700	12,523,915
SBI Holdings Inc.	613,100	16,121,139
SCSK Corp.	176,400	4,613,817
Secom Co. Ltd.	948,200	34,865,721
Seiko Epson Corp.	646,200	8,964,780
Sekisui Chemical Co. Ltd.	852,400	14,894,768
Sekisui House Ltd.	1,352,100	31,085,046
SG Holdings Co. Ltd.	715,900	7,538,175
Shionogi & Co. Ltd.	1,713,700	28,791,037
Shiseido Co. Ltd.	312,600	5,139,530
SoftBank Corp.	64,709,500	97,921,320
Sompo Holdings Inc.	1,007,900	33,029,987
Subaru Corp.	1,325,600	24,003,856
Sumitomo Corp.	2,465,400	60,196,125
Sumitomo Electric Industries Ltd.	1,616,900	25,989,076
Sumitomo Metal Mining Co. Ltd.	557,700	12,373,700
Sumitomo Mitsui Financial Group Inc.	8,430,600	201,130,625
Sumitomo Mitsui Trust Group Inc.	1,465,910	36,264,752
Sumitomo Realty & Development Co. Ltd.	701,400	26,124,534
Suzuki Motor Corp.	2,306,900	27,645,099
T&D Holdings Inc.	1,109,000	23,597,971
Taisei Corp.	372,400	20,192,268
Takeda Pharmaceutical Co. Ltd.	2,338,400	70,733,328
TIS Inc.	167,500	4,834,582
Toho Co. Ltd./Tokyo	164,800	9,408,673
Tokyo Gas Co. Ltd.	790,700	26,269,264
Tokyu Corp.	1,195,900	14,503,936
Toppan Holdings Inc.	538,700	15,122,679
Toray Industries Inc.	3,134,800	20,020,441
Toyota Industries Corp.	367,700	43,121,970
Toyota Motor Corp.	21,429,780	409,296,191
Toyota Tsusho Corp.	1,442,300	28,662,429
West Japan Railway Co.	1,013,700	21,324,187
Yakult Honsha Co. Ltd.	379,100	7,787,480
Yamaha Motor Co. Ltd.	2,090,800	16,420,585
		4,600,094,657
Netherlands — 3.0%
ABN AMRO Bank NV, CVA(c)	1,036,815	21,485,756
Aegon Ltd.	2,985,949	19,205,458
AerCap Holdings NV	440,249	46,666,394
Security	Shares	Value
Netherlands (continued)
ASR Nederland NV	358,120	$22,596,950
Coca-Cola Europacific Partners PLC	468,456	42,507,697
DSM-Firmenich AG	420,877	45,721,196
EXOR NV, NVS	199,893	18,872,840
ING Groep NV	7,117,020	138,207,681
JDE Peet's NV	389,916	9,439,441
Koninklijke Ahold Delhaize NV	2,081,461	85,462,802
Koninklijke KPN NV	8,794,311	40,909,847
Koninklijke Philips NV(b)	626,301	15,895,405
NN Group NV	608,275	37,299,663
Prosus NV	1,546,696	72,516,209
Randstad NV	245,263	9,844,785
		626,632,124
New Zealand — 0.2%
Auckland International Airport Ltd.	3,800,798	16,977,705
Contact Energy Ltd.	1,875,298	9,879,034
Infratil Ltd.	1,029,136	6,450,343
Meridian Energy Ltd.	2,947,670	9,595,018
		42,902,100
Norway — 0.7%
Aker BP ASA	713,561	15,318,374
DNB Bank ASA	2,024,985	50,620,785
Equinor ASA	1,896,203	42,921,739
Orkla ASA	1,587,529	17,704,845
Salmar ASA	96,685	4,777,700
Telenor ASA	1,394,217	20,941,115
		152,284,558
Portugal — 0.1%
EDP SA	7,233,538	28,512,167
Singapore — 1.6%
CapitaLand Ascendas REIT(a)	8,464,900	17,248,570
CapitaLand Integrated Commercial Trust	13,257,951	21,818,612
CapitaLand Investment Ltd./Singapore(a)	5,320,400	11,213,229
DBS Group Holdings Ltd.	1,576,900	51,232,194
Genting Singapore Ltd.	13,611,300	7,718,517
Keppel Ltd.	3,301,200	16,597,441
Oversea-Chinese Banking Corp. Ltd.	7,657,000	94,761,223
Singapore Airlines Ltd.(a)	2,183,900	11,207,587
Singapore Technologies Engineering Ltd.	1,243,200	7,059,189
United Overseas Bank Ltd.	2,855,100	75,828,133
Wilmar International Ltd.(a)	4,333,800	10,164,837
		324,849,532
Spain — 4.3%
Acciona SA	58,658	8,547,839
ACS Actividades de Construccion y Servicios SA	409,998	25,688,353
Banco Bilbao Vizcaya Argentaria SA	13,032,196	178,854,363
Banco de Sabadell SA	12,415,324	36,225,226
Banco Santander SA	34,263,485	241,244,428
CaixaBank SA	8,923,842	68,394,164
Endesa SA	751,975	22,583,746
Iberdrola SA	13,195,294	237,856,442
Redeia Corp. SA	396,106	8,306,457
Repsol SA	2,646,941	32,355,324
Telefonica SA	8,992,199	46,195,108
		906,251,450
Sweden — 2.9%
Boliden AB(b)	619,843	18,992,009
Fastighets AB Balder, Class B(b)	1,621,693	11,657,439
Holmen AB, Class B	171,379	6,776,154
Industrivarden AB, Class A	269,724	9,478,663

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class C	352,857	$12,391,171
L E Lundbergforetagen AB, Class B	171,835	9,066,706
Nordea Bank Abp	7,128,275	98,719,110
Sagax AB, Class B	250,334	5,689,913
Sandvik AB	1,567,275	32,355,496
Securitas AB, Class B	1,115,111	17,670,884
Skandinaviska Enskilda Banken AB, Class A	3,589,693	56,960,065
Skanska AB, Class B	765,230	17,781,366
SKF AB, Class B	769,712	15,087,416
Svenska Cellulosa AB SCA, Class B	1,375,003	17,779,545
Svenska Handelsbanken AB, Class A	3,293,517	43,111,513
Swedbank AB, Class A	1,919,806	47,925,743
Tele2 AB, Class B	1,238,371	18,270,960
Telefonaktiebolaget LM Ericsson, Class B	6,287,495	53,112,857
Telia Co. AB	5,342,373	20,068,461
Volvo AB, Class B	3,591,913	97,640,845
		610,536,316
Switzerland — 9.6%
Baloise Holding AG, Registered	96,111	21,382,052
Banque Cantonale Vaudoise, Registered	67,724	8,335,309
EMS-Chemie Holding AG, Registered	5,516	4,066,953
Geberit AG, Registered	26,389	18,280,196
Helvetia Holding AG, Registered	83,813	18,488,940
Holcim AG	1,178,588	131,704,726
Julius Baer Group Ltd.	232,373	15,068,934
Kuehne + Nagel International AG, Registered	109,244	25,158,566
Nestle SA, Registered	3,850,899	409,879,616
Novartis AG, Registered	2,228,385	254,163,370
Roche Holding AG, NVS	1,588,666	519,472,103
Sandoz Group AG	946,300	41,045,452
Schindler Holding AG, Participation Certificates, NVS	32,268	11,801,856
Schindler Holding AG, Registered	26,866	9,525,177
SGS SA	171,309	16,730,238
SIG Group AG	346,218	6,678,528
Swatch Group AG (The), Bearer	65,384	11,346,882
Swiss Life Holding AG, Registered	64,867	64,767,095
Swiss Prime Site AG, Registered	175,373	24,728,648
Swiss Re AG	682,042	122,429,411
Swisscom AG, Registered	58,639	39,105,357
Temenos AG, Registered	62,856	4,502,398
Zurich Insurance Group AG	330,475	234,396,185
		2,013,057,992
United Kingdom — 16.2%
3i Group PLC	2,201,072	124,781,017
Admiral Group PLC	292,535	12,723,068
Anglo American PLC	2,873,361	78,438,107
Associated British Foods PLC	742,467	20,466,213
Aviva PLC	6,054,819	45,365,132
Barclays PLC	32,606,235	129,891,538
Barratt Redrow PLC	3,114,738	19,417,865
BP PLC	36,454,737	168,325,773
British American Tobacco PLC	4,494,132	195,756,955
BT Group PLC	14,613,816	33,918,019
Bunzl PLC	261,423	8,215,090
Centrica PLC	11,665,039	24,975,219
Coca-Cola HBC AG, Class DI	246,348	12,828,256
Croda International PLC	194,792	7,689,163
DCC PLC	222,407	14,536,045
Diageo PLC	1,762,146	49,481,747
Entain PLC	1,364,793	11,667,494
Security	Shares	Value
United Kingdom (continued)
Glencore PLC	23,450,470	$76,887,862
Hikma Pharmaceuticals PLC	378,153	10,020,887
HSBC Holdings PLC	40,415,453	450,526,387
Imperial Brands PLC	1,793,119	73,577,150
Informa PLC	3,010,234	29,406,764
Intertek Group PLC	126,935	7,795,701
J Sainsbury PLC	3,961,949	14,081,214
Kingfisher PLC	4,096,968	15,746,679
Land Securities Group PLC	1,590,303	12,602,023
Legal & General Group PLC	13,306,950	41,904,667
Lloyds Banking Group PLC	137,069,866	134,668,080
M&G PLC	5,168,784	14,342,784
Mondi PLC, NVS	998,618	15,158,156
National Grid PLC	11,062,406	159,675,881
NatWest Group PLC, NVS	17,277,722	111,135,286
Pearson PLC	1,359,993	21,802,365
Phoenix Group Holdings PLC	1,577,933	12,623,994
Prudential PLC	5,982,592	63,611,550
Reckitt Benckiser Group PLC	1,551,120	100,119,420
Rio Tinto PLC	2,549,846	151,943,899
Schroders PLC	1,804,127	7,949,307
Segro PLC	2,910,201	26,473,096
Severn Trent PLC	612,941	22,799,726
Shell PLC	13,783,029	444,802,425
Smith & Nephew PLC	970,264	13,654,119
Smiths Group PLC	775,499	19,325,119
Spirax Group PLC	57,914	4,564,548
Standard Chartered PLC	4,646,626	66,926,540
Tesco PLC	15,242,804	75,436,660
Unilever PLC	1,961,135	124,865,231
United Utilities Group PLC	1,546,743	23,254,291
Vodafone Group PLC	46,023,507	45,227,310
Whitbread PLC	400,749	13,918,425
WPP PLC	2,437,502	18,896,868
		3,384,201,115
Total Common Stocks — 98.3% (Cost: $17,738,710,127)		20,591,047,528
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	127,266	10,269,952
Henkel AG & Co. KGaA, Preference Shares, NVS	382,305	29,692,237
Porsche Automobil Holding SE, Preference Shares, NVS	345,546	14,247,154
Volkswagen AG, Preference Shares, NVS	465,974	50,702,794
		104,912,137
Total Preferred Stocks — 0.5% (Cost: $149,588,271)		104,912,137
Total Long-Term Investments — 98.8% (Cost: $17,888,298,398)		20,695,959,665
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	38,545,657	38,561,075

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	13,970,000	$13,970,000
Total Short-Term Securities — 0.3% (Cost: $52,532,247)		52,531,075
Total Investments — 99.1% (Cost: $17,940,830,645)		20,748,490,740
Other Assets Less Liabilities — 0.9%		189,045,014
Net Assets — 100.0%		$20,937,535,754

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,408,421	$33,158,395 (a)	$—	$910	$(6,651)	$38,561,075	38,545,657	$92,526 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590,000	9,380,000 (a)	—	—	—	13,970,000	13,970,000	184,760	—
				$910	$(6,651)	$52,531,075		$277,286	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	324	06/12/25	$60,476	$(752,945)
Euro STOXX 50 Index	1,487	06/20/25	86,583	(337,972)
FTSE 100 Index	766	06/20/25	86,676	(480,827)
				$(1,571,744)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Value ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$182,947,822	$20,408,099,706	$—	$20,591,047,528
Preferred Stocks	—	104,912,137	—	104,912,137
Short-Term Securities
Money Market Funds	52,531,075	—	—	52,531,075
	$235,478,897	$20,513,011,843	$—	$20,748,490,740
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,571,744)	$—	$(1,571,744)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust